Shareholder Fees - MetLife MSCI EAFE® Index Portfolio	Apr. 30, 2021 USD ($)
Class A
Shareholder Fees:
Shareholder Fee, Other	none
Class B
Shareholder Fees:
Shareholder Fee, Other	none
Class E
Shareholder Fees:
Shareholder Fee, Other	none
Class G
Shareholder Fees:
Shareholder Fee, Other	none